Current and long-term debt	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Current and long-term debt	Current and long-term debt
The following is a breakdown of the current and non-current portion of our debt outstanding as of December 31, 2025 and December 31, 2024:

	At December 31,
In thousands of U.S. dollars	2025	2024
Current portion of bank debt (1)	$—	$122,797
Sale and leaseback liabilities (2)	19,121	8,592
Current portion of long-term debt	19,121	131,389

Non-current portion of bank debt and bonds (3)	600,083	665,887
Sale and leaseback liabilities (4)	—	64,691
	$619,204	$861,967
(1)The current portion at December 31, 2024 was net of unamortized deferred financing fees of $1.2 million.
(2)The current portion at December 31, 2025 was net of prepaid interest of $0.1 million. The current portion at December 31, 2024 was net of unamortized deferred financing fees of $0.1 million and prepaid interest of $0.3 million.
(3)The non-current portion at December 31, 2025 was net of unamortized deferred financing fees of $9.1 million. The non-current portion at December 31, 2024 was net of unamortized deferred financing fees of $13.7 million.
(4)The non-current portion at December 31, 2024 was net of unamortized deferred financing fees of $0.8 million.
The following is a roll-forward of the activity within debt (current and non-current), by facility, for the year ended December 31, 2025:

		Activity				Balance as of December 31, 2025 consists of:
In thousands of U.S. dollars	Carrying Value as of December 31, 2024	Drawdowns	Repayments	Other Activity(1)	Carrying Value as of December 31, 2025	Current	Non-Current
2023 $225.0 Million Revolving Credit Facility	165,675	—	(92,305)	—	73,370	—	73,370
2023 $49.1 Million Credit Facility	41,010	—	(13,846)	—	27,164	—	27,164
2023 $117.4 Million Credit Facility	91,883	—	(51,023)	—	40,860	—	40,860
2023 $1.0 Billion Credit Facility	351,213	—	(137,620)	—	213,593	—	213,593
2023 $94.0 Million Credit Facility	83,242	—	(28,998)	—	54,244	—	54,244
Ocean Yield Lease Financing	22,209	—	(3,141)	129	19,197	19,197	—
2021 Ocean Yield Lease Financing	52,216	—	(52,216)	—	—	—	—
Unsecured Senior Notes Due 2025	70,545	—	(70,571)	26	—	—	—
Unsecured Senior Notes Due 2030	—	200,000	—	—	200,000	—	200,000
	$877,993	$200,000	$(449,720)	$155	$628,428	$19,197	$609,231
Less: deferred financing fees	(15,754)	(3,451)	—	10,057	(9,148)	—	(9,148)
Less: prepaid interest expense	(272)	—	196	—	(76)	(76)	—
Total	$861,967	$196,549	$(449,524)	$10,212	$619,204	$19,121	$600,083
(1)    Primarily relates to non-cash accretion, write-offs, amortization or other adjustments on (i) debt or lease obligations assumed as part of a previous acquisition, (ii) the carrying values of certain sale and leaseback arrangements related to the notifications to exercise purchase options; and (iii) our Unsecured Senior Notes Due 2025, as discussed below.
Secured Bank Debt
Each of our secured credit facilities contains financial and restrictive covenants which require us to, among other things, comply with certain financial tests (described below); deliver quarterly and annual financial statements and annual projections; comply with restrictive covenants, including maintaining adequate insurances; comply with laws (including environmental laws and ERISA); and maintain flag and class of our vessels. Other such covenants may, among other things, restrict consolidations, mergers or sales of our assets; require us to obtain lender approval on changes in our vessel manager; limit our ability to place liens on our assets; limit our ability to incur additional indebtedness; prohibit us from paying dividends if there is a covenant breach under the loan or an event of default has occurred or would occur as a result of payment of such dividend; or prohibit our transactions with affiliates. Furthermore, our debt agreements contain customary events of default, including cross-default provisions, as well as subjective acceleration clauses under which the debt could become due and payable in the event of a material adverse change in the Company’s business.
These secured credit facilities may be secured by, among other things:
•a first priority mortgage over the relevant collateralized vessels;
•a first priority assignment of earnings, insurances and charters from the mortgaged vessels for the specific facility;
•a pledge of earnings generated by the mortgaged vessels for the specific facility; and
•a pledge of the equity interests of each vessel owning subsidiary under the specific facility.
Each of our secured credit facilities are described below.
2023 $225.0 Million Revolving Credit Facility
In January 2023, we executed the 2023 $225.0 Million Revolving Credit Facility with a group of European financial institutions. In February and March 2023, we drew down $184.9 million and $40.1 million, respectively, and 13 product tankers (STI Opera, STI Duchessa, STI Venere, STI Virtus, STI Aqua, STI Dama, STI Regina, STI San Antonio, STI Yorkville, STI Battery, STI Milwaukee, STI Madison, and STI Sanctity) were collateralized under this facility as part of these drawdowns.
The 2023 $225.0 Million Revolving Credit Facility has a final maturity of five years from the signing date and bears interest at SOFR plus a margin of 1.975% per annum. The borrowings for the 11 MRs are scheduled to be repaid in equal quarterly installments of $0.63 million per vessel for the first two years, and $0.33 million per vessel for the remaining term of the loan, with a balloon payment due at maturity. The borrowings for the two LR2s are scheduled to be repaid in equal quarterly installments of $0.8 million per vessel for the first two years, and $0.45 million per vessel for the remaining term of the loan, with a balloon payment due at maturity.
In July 2024, we executed an amendment with the lenders on the 2023 $225.0 Million Revolving Credit Facility to convert this credit facility from a term loan to a revolving credit facility. This amendment gives us the flexibility to make unscheduled repayments on this facility that can be re-drawn in the future. Under the amendment, the outstanding and/or availability of the revolving credit facility will continue to amortize quarterly as scheduled.
In August 2024, we entered into an agreement to sell STI San Antonio, which was collateralized under this facility. In September 2024 this vessel was replaced by the previously unencumbered STI Memphis.
In April 2025, we made a prepayment of $50.0 million representing the 11 remaining quarterly installment payments due under this facility, with the exception of the balloon payment due at maturity. Under the amended terms, we have the ability to re-borrow the prepayment at amounts reducing by the scheduled amortization.
In November 2025, we repaid $29.2 million, representing the aggregate outstanding balances related to four MR product tankers (STI Battery, STI Venere, STI Milwaukee, and STI Yorkville), releasing the vessels from collateral under this facility prior to their sale.
Our 2023 $225.0 Million Revolving Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.5 billion.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 140% of the then aggregate of (i) principal amount of the loans outstanding and (ii) negative value of any hedging exposure under such facility.
The amounts outstanding as of December 31, 2025 and 2024 were $73.4 million and $165.7 million, respectively, and we were in compliance with the financial covenants as of those dates. As of December 31, 2025, the amount available under the revolver was $29.0 million.
2023 $49.1 Million Credit Facility
In February 2023, we executed the 2023 $49.1 Million Credit Facility with a North American financial institution. In March 2023, we drew down $49.1 million and two LR2 product tankers (STI Rose and STI Rambla) were collateralized under this facility as part of this drawdown.
The 2023 $49.1 Million Credit Facility has a final maturity of five years from the drawdown date and bears interest at SOFR plus a margin of 1.90% per annum. The borrowing is scheduled to be repaid in equal, aggregate, installments of $1.2 million per quarter, with a balloon payment upon maturity.
In December 2025, we made a prepayment of the term loan amortization through and including the fourth quarter of 2027 of $9.2 million. As a result of this prepayment, the amortization of deferred financing fees was accelerated by $0.1 million.
Our 2023 $49.1 Million Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.6 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after October 1, 2022 and (ii) 50% of the net proceeds of new equity issues occurring on or after December 31, 2022.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 150% of the then aggregate outstanding principal amount of the loans.
The amounts outstanding as of December 31, 2025 and 2024 were $27.2 million and $41.0 million, respectively, and we were in compliance with the financial covenants as of those dates.
2023 $117.4 Million Credit Facility
In May 2023, we executed the 2023 $117.4 Million Credit Facility with a European financial institution. This facility was fully drawn upon execution and seven vessels (STI Battersea, STI Wembley, STI Texas City, STI Meraux, STI Mayfair, STI St. Charles, and STI Alexis) were collateralized under this facility upon drawdown.
The 2023 $117.4 Million Credit Facility has a final maturity of five years from the drawdown date of each vessel and bears interest at SOFR plus a margin of 1.925% per annum. The borrowing is scheduled to be repaid in equal, aggregate, installments of $4.3 million per quarter, with a balloon payment upon maturity.
In October 2024, this facility was amended to facilitate the release as collateral and subsequent sale of STI Texas City, as the residual collateral value of the remaining vessels under the facility provided for sufficient headroom under the leverage covenant of the agreement.
In November 2025, we made a prepayment of the term loan amortization through and including the fourth quarter of 2027 of $34.0 million. As a result of this prepayment, the amortization of deferred financing fees was accelerated by $0.2 million.
Our 2023 $117.4 Million Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 150% of the then aggregate of (i) principal amount of the loans outstanding and (ii) negative value of any hedging exposure under such credit facility.
The amounts outstanding as of December 31, 2025 and 2024 were $40.9 million and $91.9 million, respectively, and we were in compliance with the financial covenants as of those dates.
2023 $1.0 Billion Credit Facility
In July 2023, we executed the 2023 $1.0 Billion Credit Facility with a group of financial institutions for up to $1.0 billion, consisting of a term loan and a revolving credit facility.
Upon execution, we drew down $440.6 million (split evenly between the term loan and the revolver) and 21 vessels (STI Lobelia, STI Lavender, STI Jermyn, STI Steadfast, STI Magic, STI Mystery, STI Marvel, STI Millennia, STI Magister, STI Mythic, STI Modest, STI Maverick, STI Miracle, STI Maestro, STI Mighty, STI Magnetic, STI Seneca, STI Brooklyn, STI Manhattan, STI Bronx, and STI Tribeca) were collateralized under this facility as part of this drawdown.
In August 2023, we drew down $135.8 million (split evenly between the term loan and the revolver) and five vessels (STI Supreme, STI Spiga, STI Kingsway, STI Sloane, and STI Condotti) were collateralized under this facility as part of this drawdown.
In September 2023, we repaid $288.2 million on the revolving portion of this credit facility, which may be re-borrowed in the future, subject to the scheduled amortization profile.
In November 2023, we drew down $202.3 million (split evenly between the term loan and the revolver) and eight vessels (STI Lotus, STI Lily, STI Gladiator, STI Gratitude, STI Goal, STI Maximus, STI Leblon, and STI Bosphorus) were collateralized under this facility as part of this drawdown.
In December 2023, we drew down $122.3 million (split evenly between the term loan and the revolver) and five vessels (STI Donald C Trauscht, STI Esles II, STI Stability, STI Solace, and STI Solidarity) were collateralized under this facility as part of these drawdowns.
In January 2024, we drew down $99.0 million (split evenly between the term loan and revolver) from the 2023 $1.0 Billion Credit Facility and placed two Handymax (STI Acton and STI Camden) and four MR (STI Jardins, STI San Telmo, STI Soho, and STI Osceola) product tankers as collateral under the facility.
In March 2024, we sold STI Tribeca, which was collateralized under this facility. There was no debt repayment as a result of this sale, as this vessel was replaced by the previously unencumbered STI Galata.
In June 2024, we made an unscheduled prepayment of $223.6 million which was applied against the eight quarterly principal payments of the term loan falling due between the third quarter of 2024 and second quarter of 2026. As a result of this prepayment, the amortization of deferred financing fees was accelerated by $3.9 million.
In July 2024, we sold STI Manhattan, which was collateralized under this facility. There was no debt repayment as a result of this sale as this vessel was replaced by the previously unencumbered STI Notting Hill.
In October 2024, we prepaid $22.9 million outstanding on this facility related to STI Lily. This prepayment consisted of $7.6 million on the term portion of the loan and $15.4 million on the drawn revolving portion, which cannot be re-drawn.
In July 2025, we prepaid $12.7 million outstanding on this facility related to STI Bosphorus. This prepayment consisted of $3.5 million on the term portion of the loan and $9.2 million on the drawn revolving portion, which cannot be re-drawn.
In September 2025, we prepaid $5.1 million outstanding on the term portion of this facility related to STI Maestro. The undrawn revolving portion was reduced by $10.2 million as part of this transaction.
In October 2025, we prepaid $14.0 million outstanding on the term portion of this facility related to STI Lobelia and STI Lavender. The undrawn revolving portion was reduced by $30.7 million as part of this transaction.
In November 2025, we made an unscheduled prepayment of the loan amortization through and including the fourth quarter of 2027 of $92.1 million. This prepayment consisted of $84.5 million on the term portion of the loan and $7.6 million on the drawn revolving portion, which may be re-drawn. As a result of this prepayment, the amortization of deferred financing fees was accelerated by $1.8 million.
In December 2025, we prepaid $13.8 million outstanding on this facility related to STI Goal. This prepayment consisted of $0.3 million on the term portion of the loan and $13.5 million on the drawn revolving portion, which cannot be re-drawn.
The 2023 $1.0 Billion Credit Facility has a final maturity of June 30, 2028 and bears interest at SOFR plus a margin of 1.95% per annum. The amounts drawn as of December 31, 2025 are scheduled to be repaid, re-commencing March 30, 2028 in the aggregate amount of $11.4 million, with a balloon payment due at maturity. The amount available under the revolving portion of the facility, of $254.9 million as of December 31, 2025 is scheduled to be permanently reduced, commencing on June 30, 2026 in aggregate amounts of $0.6 million per quarter and increasing to $8.4 million per quarter, with availability terminating March 2028. The scheduled repayments will be applied to the outstanding term loan for each vessel, until repaid in full, and then to the reduction of the revolver for each vessel. A commitment fee of 0.78% per annum is due quarterly on the undrawn available commitment.
Our 2023 $1.0 Billion Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.5 billion.
•Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 140% of the then aggregate principal amount of the loans outstanding.
The amounts outstanding as of December 31, 2025 and 2024 were $213.6 million and $351.2 million, respectively, and we were in compliance with the financial covenants as of those dates. As of December 31, 2025, the amount available under the revolver was $254.9 million.
2023 $94.0 Million Credit Facility
In September 2023, we executed the 2023 $94.0 Million Credit Facility with DekaBank Deutsche Girozentrale for up to $94.0 million. Upon execution, we drew down $43.8 million and two vessels (STI Marshall and STI Grace) were collateralized under this facility as part of this drawdown. In October 2023, we drew down $50.2 million and two vessels (STI Guide and STI Gauntlet) were collateralized under this facility as part of this drawdown.
The 2023 $94.0 Million Credit Facility has a final maturity of five years from the drawdown date of each vessel and bears interest at SOFR plus a margin of 1.70% per annum. The facility is scheduled to be repaid in aggregate repayments of $2.4 million per quarter with a balloon payment due at maturity.
In November 2025, we made a prepayment of the term loan amortization through and including the fourth quarter of 2027 of $19.3 million. As a result of this prepayment, the amortization of deferred financing fees was accelerated by $0.1 million.
Our 2023 $94.0 Million Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.5 billion.
•Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 143% of the then aggregate of (i) principal amount of the loans outstanding and (ii) negative value of any hedging exposure under such credit facility.
The amounts outstanding as of December 31, 2025 and 2024 were $54.2 million and $83.2 million, respectively, and we were in compliance with the financial covenants as of those dates.
2025 $500.0 Million Revolving Credit Facility
In February 2025, we executed a revolving credit facility of up to $500.0 million with a group of financial institutions. The 2025 $500.0 Million Revolving Credit Facility is a 100% revolving loan, which has a final maturity of seven years from the signing date and gives us the flexibility to draw down or repay the loan during the loan tenor. The 2025 $500.0 Million Revolving Credit Facility bears interest at SOFR plus a margin of 1.85% per annum for any drawn amounts and a commitment fee of 0.74% per annum applies for any undrawn amounts. The 2025 $500.0 Million Revolving Credit Facility is collateralized by 26 product tankers (STI Hammersmith, STI Rotherhithe, STI Poplar, STI La Boca, STI Broadway, STI Winnie, STI Connaught, STI Lauren, STI Veneto, STI Fulham, STI Elysees, STI Park, STI Orchard, STI Hackney, STI Lombard, STI Comandante, STI Brixton, STI Pimlico, STI Finchley, STI Westminster, STI Pontiac, STI Black Hawk, STI Oxford, STI Selatar, STI Gramercy, and STI Queens) and will amortize/reduce in quarterly installments (starting after the second anniversary of the signing date), with a balloon repayment due at maturity.
Our 2025 $500.0 Million Revolving Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.5 billion.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 140% of the then aggregate of principal amount of the loans outstanding.
As of December 31, 2025, the amount available under the revolving credit facility was $500.0 million.
Lease financing arrangements
During the years ended December 31, 2025, 2024, and 2023 we had lease obligations on a substantial portion of our fleet. Given the favorable market conditions during these periods, we were able to exercise purchase options and fully repay the lease obligations on all but one vessel, which was repaid in February 2026.
Ocean Yield Lease Financing
We assumed the obligations under a lease financing arrangement with Ocean Yield ASA for four LR2 tankers (STI Sanctity, STI Steadfast, STI Supreme, and STI Symphony) in connection with the September 2017 acquisition of Navig8 Product Tankers Inc. (the "Ocean Yield Lease Financing"). The interest component of the leases approximated the prevailing benchmark rate plus 5.40% per annum.
During the year ended December 31, 2023, we exercised the purchase options on STI Sanctity, STI Steadfast, and STI Supreme. The purchase option price was $27.8 million per vessel.
In July 2025, we submitted notice to exercise the purchase option on STI Symphony. This purchase was finalized in February 2026 and the remaining lease liability of $18.9 million was repaid in full, thus terminating the lease.
We were subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
The carrying value of the amounts due under this arrangement (which reflect the fair value adjustment made as part of the initial purchase price allocation of the acquisition) were $19.2 million and $22.2 million as of December 31, 2025 and 2024, respectively. We were in compliance with the financial covenants as of those dates.
2021 Ocean Yield Lease Financing
In December 2021, we closed on the sale and leaseback transactions for two LR2 product tankers (STI Gallantry and STI Guard) with Ocean Yield ASA (the “2021 Ocean Yield Lease Financing”). The borrowing amounts under the agreements were $70.2 million in aggregate.
The aggregate outstanding balance under this arrangement was $52.2 million as of December 31, 2024.
In December 2025, we exercised the purchase options on STI Gallantry and STI Guard under this arrangement, repaid the aggregate outstanding lease liability of $46.8 million related to these vessels, and paid purchase option fees of $1.2 million as part of these transactions, thus terminating the leases.
Unsecured debt
Unsecured Senior Notes Due 2025
In May 2020, we issued $28.1 million aggregate principal amount of 7.00% senior unsecured notes due June 30, 2025, or our "Unsecured Senior Notes Due 2025", in an underwritten public offering. During the year ended December 31, 2021, we issued an additional $42.1 million aggregate principal amount of Unsecured Senior Notes Due 2025 under an at the market distribution program.
In March 2025, we redeemed the outstanding balance of $70.6 million on our Unsecured Senior Notes Due 2025, which were scheduled to mature on June 30, 2025.
The carrying value of the Unsecured Senior Notes Due 2025 (net of unamortized net discount on the Additional Notes issued at market price during 2021) was $70.5 million as of December 31, 2024.
Unsecured Senior Notes Due 2030
In January 2025, we issued $200.0 million of senior unsecured notes in the Nordic bond market (the “Unsecured Senior Notes Due 2030”). The Unsecured Senior Notes Due 2030 are due to mature in January 2030 and bear interest at a fixed coupon rate of 7.50% per annum, payable semi-annually in arrears.
Our Unsecured Senior Notes Due 2030 includes financial covenants that require us to maintain:
• The ratio of net debt to total capitalization no greater than 0.70 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
Additionally, we must maintain minimum liquidity (which includes undrawn amounts under revolving credit facilities with a remaining maturity date in excess of 12 months) of $100.0 million after making any distributions in the form of dividends or stock repurchases.
The net proceeds from the bond issue were used for general corporate purposes, with a portion used to redeem our then existing Unsecured Senior Notes Due 2025.
The amount outstanding as of December 31, 2025 was $200.0 million and we were in compliance with the financial covenants as of that date.